 AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 62.4%
	ADVERTISING — 1.8%
5,950	Omnicom Group, Inc.	$371,102
	AUTO MANUFACTURERS — 2.2%
650	Tesla, Inc.*	458,685
	BEVERAGES — 4.5%
2,050	Constellation Brands, Inc. - Class A	449,052
3,300	PepsiCo, Inc.	489,390
		938,442
	BIOTECHNOLOGY — 7.9%
7,350	Gilead Sciences, Inc.	428,211
6,350	Moderna, Inc.*	663,384
3,650	United Therapeutics Corp.*	554,034
		1,645,629
	COMMERCIAL SERVICES — 4.0%
11,700	Adtalem Global Education, Inc.*	397,215
1,200	Cintas Corp.	424,152
		821,367
	COMPUTERS — 5.2%
1,200	Accenture PLC - Class A1	313,452
5,700	Apple, Inc.	756,333
		1,069,785
	FOOD — 2.6%
3,650	Ingredion, Inc.	287,145
3,150	Lamb Weston Holdings, Inc.	248,031
		535,176
	HEALTHCARE-SERVICES — 1.3%
4,650	Centene Corp.*	279,140
	INTERNET — 10.1%
250	Alphabet, Inc. - Class A*	438,160
125	Amazon.com, Inc.*	407,116
150	Booking Holdings, Inc.*	334,090
1,375	Facebook, Inc. - Class A*	375,595
675	Netflix, Inc.*	364,993
5,950	TripAdvisor, Inc.*	171,241
		2,091,195

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LEISURE TIME — 2.3%
15,300	Carnival Corp.[1]	$331,398
1,950	Royal Caribbean Cruises Ltd.[1]	145,645
		477,043
	LODGING — 1.6%
5,600	MGM Resorts International	176,456
1,400	Wynn Resorts Ltd.	157,962
		334,418
	MEDIA — 2.7%
5,500	AMC Networks, Inc. - Class A*	196,735
15,650	Liberty Global PLC*,1	370,122
		566,857
	PHARMACEUTICALS — 4.5%
9,175	Herbalife Nutrition Ltd.*,1	440,859
12,500	Pfizer, Inc.	460,125
1,477	Viatris, Inc.*	27,679
		928,663
	REITS — 1.6%
10,450	Park Hotels & Resorts, Inc. - REIT	179,218
8,700	Pebblebrook Hotel Trust - REIT	163,560
		342,778
	RETAIL — 4.6%
450	AutoZone, Inc.*	533,448
550	Domino’s Pizza, Inc.	210,903
5,300	Walgreens Boots Alliance, Inc.	211,364
		955,715
	SEMICONDUCTORS — 1.8%
850	Broadcom, Inc.	372,173
	SOFTWARE — 1.9%
1,750	Microsoft Corp.	389,235
	TELECOMMUNICATIONS — 1.8%
16,150	Juniper Networks, Inc.	363,537
	TOTAL COMMON STOCKS
	(Cost $10,947,639)	12,940,940
	EXCHANGE-TRADED FUNDS — 20.9%
9,300	Direxion Daily S&P 500 Bull 3X - ETF	671,925

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
18,650	Energy Select Sector SPDR Fund - ETF	$706,835
22,700	Financial Select Sector SPDR Fund - ETF	669,196
1,650	Global X MSCI Norway ETF - ETF	20,708
6,550	iShares Core MSCI Emerging Markets ETF - ETF	406,362
2,050	iShares MSCI Australia ETF - ETF	49,097
1,050	iShares MSCI Austria ETF - ETF	20,822
1,300	iShares MSCI Brazil ETF - ETF	48,191
1,550	iShares MSCI Canada ETF - ETF	47,802
600	iShares MSCI Peru ETF - ETF	20,808
600	iShares MSCI Thailand ETF - ETF	46,242
8,750	ProShares UltraPro S&P 500 - ETF	672,525
40,400	U.S. Global Jets ETF - ETF	904,152
1,950	VanEck Vectors Russia ETF - ETF	47,092
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,819,002)	4,331,757
	SHORT-TERM INVESTMENTS — 16.7%
3,463,826	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[2,3]	3,463,826
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,463,826)	3,463,826
	TOTAL INVESTMENTS — 100.0%
	(Cost $18,230,467)	20,736,523
	Other Assets in Excess of Liabilities — 0.0%	10,112
	TOTAL NET ASSETS — 100.0%	$20,746,635

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2020, the aggregate value of those securities was $3,273,812, representing 15.8% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	OBRF01*	Monthly	8/12/2021	$4,244,294	$-	$151,922
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	OBRF01*	Monthly	8/12/2021	4,161,392	-	(160,090)
TOTAL EQUITY SWAP CONTRACTS								$(8,168)

*	OBFR01 - Overnight Bank Funding Rate, 0.08% as of December 31, 2020.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Long		EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap’s Notional Amount
9,250	Invesco S&P 500 Pure Growth ETF	$1,507,103	35.51%
10,400	Vanguard Dividend Appreciation ETF	1,468,168	34.59%
9,950	Invesco S&P Pure Equal Weight ETF	1,269,023	29.90%

Cowen Financial Product - AXS Multi-Strat Short		EQUITIES

Number of Shares	Description	Value	Percentage of Equity Swap’s Notional Amount
(12,700)	iShares S&P 100 ETF	(2,179,828)	-52.38%
(5,300)	SPDR S&P 500 ETF	(1,981,564)	-47.62%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.